Investment Risks	Apr. 29, 2026
abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to local, regional or global economic developments, interest rate changes, war, acts of terrorism, trade disputes and tariffs, the spread of infectious illness or other public health issues, or other events. Deteriorating market conditions might cause a general weakness in the markets that reduces the prices, or yield, of assets in which the Fund invests.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Commodity Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Commodity Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Sector Risks. The daily performance of the current or “spot” price of certain commodities has a direct impact on Fund performance. To the extent the Fund has significant exposure to a particular commodity sector, the Fund may be more susceptible to loss due to adverse occurrences affecting that sector, including a decline in the price of commodities in such sector.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Agricultural Sector Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Agricultural Sector Investment Risk. The daily performance of the spot price of certain agricultural commodities has a direct impact on Fund performance. Investments in the agriculture sector may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, legislative or regulatory developments relating to food safety, the imposition of tariffs and other restraints on trade, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can impact the demand for agricultural products and, in turn, the value of such investments.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Energy Sector Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Sector Investment Risk. The daily performance of the spot price of certain energy-related commodities has a direct impact on Fund performance. Energy commodities’ market values are significantly impacted by a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, significant world events, wars or armed conflicts in geographic areas where energy infrastructures and resources are concentrated, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization and technological advances. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance. The energy sector has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Metals Sector Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Metals Sector Investment Risk. The daily performance of the spot price of certain industrial and precious metals has a direct impact on Fund performance. Investments in metals may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each metal, the strength of the domestic and global economy, international monetary policy, environmental or labor costs, as well as other significant events, including public health, war or armed conflict, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Passive Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Management Risk. Because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell an investment because of the investment’s performance. Additionally, unusual market conditions may cause the Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more investments. As the Fund may not fully replicate the Index, it is subject to the risk that the investment strategy of the Advisor or Sub-Advisor may not produce the intended results.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. Index tracking risk may also occur because of differences between the investments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the need to meet various new or existing regulatory requirements, among other reasons. Moreover, the Fund may be delayed in purchasing or selling investments included in the Index. In addition, the Fund may not be fully invested in the investments included in the Index at all times or may hold investments that are not included in the Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not track the return of the Index as would be the case if the Fund purchased all of the instruments in the Index, or invested in them in the exact proportions in which they are represented in the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. Index ETFs that track indices with significant weight in futures contracts issuers may experience higher index tracking risk than other index ETFs that do not track such indices.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Index-Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index-Related Risk. There is no guarantee that the Fund’s investment results will closely correspond, before fees and taxes, to the performance of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest, war or armed conflict) may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. Fixed income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. The value of a fixed income security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed income securities are subject to, among other risks, credit risk, interest rate risk, inflation risk, market risk, liquidity risk, extension risk, and prepayment risk.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Money Market Instruments Risk. Money market instruments may be subject to market risk and credit risk. There is no guarantee that money market instruments will maintain their value.
abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. The primary risks associated with the use of futures contracts, or swaps or other derivatives referencing futures contracts, are: (i) an imperfect correlation between the value of the futures contract and the value of the underlying commodity; (ii) possible lack of a liquid secondary market for a futures contract; (iii) the inability to open or close a futures contract or cash commodity position when desired; (iv) losses caused by unanticipated market movement, which may result in losses in excess of the amount invested in the futures contract (and potentially may be unlimited); (v) in the event of adverse price movements, an obligation of the Fund to make daily cash payments to maintain its required margin, including at times when it may have insufficient cash and must sell securities from its portfolio to meet those margin requirements at a disadvantageous time; (vi) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund; and (vii) the possibility that rapid selling to avoid delivery of a commodity may result in unfavorable execution prices. Although it is intended that the Fund will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Roll Yield [Member]
Prospectus [Line Items]
Risk [Text Block]

Roll Yield. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Fund.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Risk. Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund, and none of those APs is obligated to engage in creation and/or redemption transactions. The Fund has entered into AP agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk. The Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments at an inopportune time in order to obtain the cash needed to distribute redemption proceeds. This may also cause the Fund to recognize investment income and/or capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may be less tax efficient and may have to pay out higher annual distributions than if the Fund used the in-kind redemption process. Disposing or selling portfolio investments may also cause the Fund to incur transaction costs. The Fund may also incur borrowing fees and/or overdraft charges until the sales of portfolio investments necessary to cover a redemption request settle.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Pool Regulatory Risk. The Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs for the Advisor or Sub-Advisor and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Investment Company Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company Securities. To the extent the Fund or its Subsidiary invests in securities of other investment companies, including exchange-traded funds, the Fund will bear a proportionate share of the fees and expenses paid by such other investment company, including advisory and administrative fees.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.
abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of the Fund may be more volatile than if no leverage were present.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Trading Risk. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares in the public trading market. Although the Shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility, and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sampling Risk. The Fund’s use of a representative sampling approach may result in it holding a smaller number of instruments than are included in the Index. As a result, an adverse development respecting an investment held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the components of the Index. Conversely, a positive development relating to a constituent of the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater. A representative sampling strategy may increase the Fund’s susceptibility to Index Tracking Risk.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to the investor protections of the 1940 Act.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset and these may increase or decrease the overall volatility of the Fund’s investment and its share price. Swaps may be subject to illiquidity risk, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. As with other transactions, the Fund will bear the risk that the counterparty will default, which could cause losses to the Fund.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s commodity-related investments, if made directly, will not generate income that is qualifying income. The Fund intends to hold such commodity-related investments indirectly, through the Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The Advisor and/or Sub-Advisor will carefully monitor the Fund’s investment in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test for qualification as a RIC under Subchapter M of the Code. If the Fund was to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in such Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The Fund’s strategy of investing through its Subsidiary in commodity-related instruments may cause the Fund to recognize more ordinary income than would be the case if the Fund did not invest through a Subsidiary, resulting in distributions from the Fund that are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains.

abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
abrdn Bloomberg All Commodity Strategy K-1 Free ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds. However, the Fund intends to satisfy the asset diversification requirements for classification as a RIC under Subchapter M of the Code.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to local, regional or global economic developments, interest rate changes, war, acts of terrorism, trade disputes and tariffs, the spread of infectious illness or other public health issues, or other events. Deteriorating market conditions might cause a general weakness in the markets that reduces the prices, or yield, of assets in which the Fund invests.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Commodity Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Commodity Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Sector Risks. The daily performance of the current or “spot” price of certain commodities has a direct impact on Fund performance. To the extent the Fund has significant exposure to a particular commodity sector, the Fund may be more susceptible to loss due to adverse occurrences affecting that sector, including a decline in the price of commodities in such sector.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Agricultural Sector Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Agricultural Sector Investment Risk. The daily performance of the spot price of certain agricultural commodities has a direct impact on Fund performance. Investments in the agriculture sector may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, legislative or regulatory developments relating to food safety, the imposition of tariffs and other restraints on trade, as well as other significant events, including public health, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can impact the demand for agricultural products and, in turn, the value of such investments.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Energy Sector Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Energy Sector Investment Risk. The daily performance of the spot price of certain energy-related commodities has a direct impact on Fund performance. Energy commodities’ market values are significantly impacted by a number of factors, such as the supply of, and demand for, each commodity, the strength of the domestic and global economy, significant world events, wars or armed conflicts in geographic areas where energy infrastructures and resources are concentrated, capital expenditures on exploration and production, energy conservation efforts, government regulation and subsidization and technological advances. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance. The energy sector has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Metals Sector Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Metals Sector Investment Risk. The daily performance of the spot price of certain industrial and precious metals has a direct impact on Fund performance. Investments in metals may be highly volatile and the market values of such commodities can change quickly and unpredictably due to a number of factors, such as the supply of, and demand for, each metal, the strength of the domestic and global economy, international monetary policy, environmental or labor costs, as well as other significant events, including public health, war or armed conflict, political, legal, financial, accounting and tax matters that are beyond the Fund’s control. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Passive Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Management Risk. Because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell an investment because of the investment’s performance. Additionally, unusual market conditions may cause the Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more investments. As the Fund may not fully replicate the Index, it is subject to the risk that the investment strategy of the Advisor or Sub-Advisor may not produce the intended results.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Index Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Tracking Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. Index tracking risk may also occur because of differences between the investments held in the Fund’s portfolio and those included in the Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the need to meet various new or existing regulatory requirements, among other reasons. Moreover, the Fund may be delayed in purchasing or selling investments included in the Index. In addition, the Fund may not be fully invested in the investments included in the Index at all times or may hold investments that are not included in the Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not track the return of the Index as would be the case if the Fund purchased all of the instruments in the Index, or invested in them in the exact proportions in which they are represented in the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions. Index ETFs that track indices with significant weight in futures contracts issuers may experience higher index tracking risk than other index ETFs that do not track such indices.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Index-Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index-Related Risk. There is no guarantee that the Fund’s investment results will closely correspond, before fees and taxes, to the performance of the Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to track the Index. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest, war or armed conflict) may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. Fixed income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. The value of a fixed income security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed income securities are subject to, among other risks, credit risk, interest rate risk, inflation risk, market risk, liquidity risk, extension risk, and prepayment risk.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Money Market Instruments Risk. Money market instruments may be subject to market risk and credit risk. There is no guarantee that money market instruments will maintain their value.
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contract Risk. The primary risks associated with the use of futures contracts, or swaps or other derivatives referencing futures contracts, are: (i) an imperfect correlation between the value of the futures contract and the value of the underlying commodity; (ii) possible lack of a liquid secondary market for a futures contract; (iii) the inability to open or close a futures contract or cash commodity position when desired; (iv) losses caused by unanticipated market movement, which may result in losses in excess of the amount invested in the futures contract (and potentially may be unlimited); (v) in the event of adverse price movements, an obligation of the Fund to make daily cash payments to maintain its required margin, including at times when it may have insufficient cash and must sell securities from its portfolio to meet those margin requirements at a disadvantageous time; (vi) the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund; and (vii) the possibility that rapid selling to avoid delivery of a commodity may result in unfavorable execution prices. Although it is intended that the Fund will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Roll Yield [Member]
Prospectus [Line Items]
Risk [Text Block]

Roll Yield. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Fund.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Risk. Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund, and none of those APs is obligated to engage in creation and/or redemption transactions. The Fund has entered into AP agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk. The Fund expects to effect its creations and redemptions primarily for cash due to the nature of its investments. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments at an inopportune time in order to obtain the cash needed to distribute redemption proceeds. This may also cause the Fund to recognize investment income and/or capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may be less tax efficient and may have to pay out higher annual distributions than if the Fund used the in-kind redemption process. Disposing or selling portfolio investments may also cause the Fund to incur transaction costs. The Fund may also incur borrowing fees and/or overdraft charges until the sales of portfolio investments necessary to cover a redemption request settle.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Pool Regulatory Risk. The Fund is deemed to be a commodity pool due to its investment exposure to commodity futures contracts and is subject to regulation under the Commodity Exchange Act (“CEA”) and Commodity Futures Trading Commission (“CFTC”) rules as well as the regulatory scheme applicable to registered investment companies. The Advisor is registered as a commodity pool operator (“CPO”) and the Sub-Advisor is registered as a commodity trading advisor (“CTA”). Registration as a CPO and CTA imposes additional compliance obligations on the Advisor, the Sub-Advisor, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs for the Advisor or Sub-Advisor and may affect the operations and financial performance of the Fund. These requirements are also subject to change at any time.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Investment Company Securities [Member]
Prospectus [Line Items]
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Investment Company Securities. To the extent the Fund or its Subsidiary invests in securities of other investment companies, including exchange-traded funds, the Fund will bear a proportionate share of the fees and expenses paid by such other investment company, including advisory and administrative fees.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk. To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of the Fund may be more volatile than if no leverage were present.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Market Trading Risk [Member]
Prospectus [Line Items]
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Market Trading Risk. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares in the public trading market. Although the Shares are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility, and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Sampling Risk [Member]
Prospectus [Line Items]
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Sampling Risk. The Fund’s use of a representative sampling approach may result in it holding a smaller number of instruments than are included in the Index. As a result, an adverse development respecting an investment held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the components of the Index. Conversely, a positive development relating to a constituent of the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater. A representative sampling strategy may increase the Fund’s susceptibility to Index Tracking Risk.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to the investor protections of the 1940 Act.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Swap Agreements [Member]
Prospectus [Line Items]
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Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset and these may increase or decrease the overall volatility of the Fund’s investment and its share price. Swaps may be subject to illiquidity risk, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. As with other transactions, the Fund will bear the risk that the counterparty will default, which could cause losses to the Fund.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s commodity-related investments, if made directly, will not generate income that is qualifying income. The Fund intends to hold such commodity-related investments indirectly, through the Subsidiary. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The Advisor and/or Sub-Advisor will carefully monitor the Fund’s investment in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test for qualification as a RIC under Subchapter M of the Code. If the Fund was to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in such Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The Fund’s strategy of investing through its Subsidiary in commodity-related instruments may cause the Fund to recognize more ordinary income than would be the case if the Fund did not invest through a Subsidiary, resulting in distributions from the Fund that are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
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Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds. However, the Fund intends to satisfy the asset diversification requirements for classification as a RIC under Subchapter M of the Code.